CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2021
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, other receivables, loans receivable, held to maturity investments, available-for-sale investments, and amounts due from related parties. As of December 31, 2020 and 2021, substantially all of the Company’s cash and cash equivalents were held at major financial institutions in their respective locations. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

(b)	Business, supplier, customer and economic risk

The Company participates in a relatively dynamic and competitive industries that are heavily reliant on operational excellence. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i)
Business risk - The Company derives a significant portion of its net revenues from its digital entertainment and e-commerce operations. If competitors introduce new online games or new marketplace platform that compete with, or surpass the online games or marketplace platform operated by the Company, the Company’s operating performance in its digital entertainment or e-commerce operations will be affected.

(ii)
Supplier risk - The Company’s digital entertainment business license certain games from third-party game developers. The term of the game license agreements with the game developers ranges from two to seven years and is renewable upon both parties’ consent. The Company may not be able to develop or procure new games or renew existing licenses on terms acceptable to both parties. The Company’s game developer partners may terminate our agreements prior to their expiration if the Company is not in compliance with the relevant terms or conditions and the Company may fail to remedy such non-compliance in time, or the game developer partners may refuse to renew the agreements. The Company’s ecommerce and digital financial service businesses engages third-party logistics service providers, payment channels and other third-parties as its service providers. No individual third-party game developer,  third-party logistics services provider or other third-party business partner accounted for more than 10% of the Company’s net cost of revenue for the years ended December 31, 2019, 2020 and 2021.

(iii)
Customer risk - No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2019, 2020 and 2021. The Company relied on several distribution channels to publish our mobile games. Revenue generated through one of the distribution channel accounted for approximately 21%, 22% and 19% of the Company’s net revenues for the years ended December 31, 2019, 2020, and 2021 respectively.

(iv)
Political, economic, social, legal and regulatory uncertainties - The Company’s businesses could be adversely affected by the varying political, economic, social, legal and regulatory uncertainties in the diverse markets that it operates in. In addition, the Company may be unsuccessful in adapting its business practices, culture and operations.

(v)
Regulatory restrictions - Certain laws, rules and regulations currently prohibit foreign ownership of companies in some of the markets where the Company operates. As a result, this may hinder the Company’s expansions in new markets.

(c)	Currency convertibility risk

A significant portion of the Company’s revenue and expenses are denominated in currencies subject to exchange control. If revenue denominated in such currencies increase or expenses denominated in such currencies decrease in the future, the Company may need to convert a portion of our revenue into other currencies to meet our foreign currency obligations. Currently, in Taiwan, a single remittance by a company for an amount over $1 million or its equivalent in foreign currency shall be reported and documents supporting the accuracy of such report shall be provided to the bank handling such remittance before the remittance is conducted. In addition, remittances by a company in annual aggregate amount exceeding $50 million or its equivalent in foreign currency may not be processed without the approval of the Central Bank of the Republic of China (Taiwan). In Vietnam, exchanging Vietnamese dong into foreign currency must be conducted at a licensed credit institution such as a licensed commercial bank. Conversion of Thai baht to another currency is subject to regulations promulgated by the Ministry of Finance and Bank of Thailand. Conversion of Indonesian rupiah into any foreign currency that exceeds certain specific threshold is required to have an underlying transaction and supported by underlying transaction documents. In Malaysia, the foreign exchange policy requires the approval of the Central Bank of Malaysia (“BNM”) for cross border remittances which are either set out in the foreign exchange notices or applied for on an ad hoc basis. BNM has the discretion whether to grant its approval, and to impose any condition on such approval so there is no assurance that its approval will be granted. The Company may be unable to convert such local currencies into U.S. dollars or other foreign currencies to pay dividends or for other purposes on a timely basis or at all.

(d)	Foreign currency risk

The Company operates in multiple markets, which exposes it to the effects of fluctuations in currency exchange rates as it reports its financials and key operational metrics in USD. The Company earns revenue denominated in local currencies of Southeast Asia, Taiwan and Brazil, among other currencies, while some of its costs and expenses are paid in other foreign currencies. The Company generally pays license fees to game developers in USD and incur expenses for employee compensation and other operating expenses in the local currencies in the markets in which it operates. Fluctuations in the exchange rates among the various currencies that the Company uses could cause fluctuations in its operational and financial results.